Business Acquisitions	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Business Acquisitions

2. Business Acquisitions

Acquisitions were accounted for as business combinations and the assets acquired and liabilities assumed were recognized based on the estimated fair values at the acquisition date as determined by the Company’s management, using information currently available and current assumptions as to projections of future events and operating performance, and consideration of market conditions.

2017 Acquisitions

Annese & Associates, Inc.

On July 14, 2017, the Company, through its subsidiary ConvergeOne, acquired Annese & Associates, Inc. (“Annese”) for cash consideration of $24,483,000 plus additional consideration of up to $4,000,000, contingent upon the achievement of certain gross profit targets for the twelve months ending June 30, 2018. The Company incurred transaction costs of $778,000 related to the acquisition and included the amount in transaction costs on the consolidated statements of income for the year ended December 31, 2017.

The Company estimated the fair value of the contingent consideration to be approximately $956,000, based upon information currently available and current assumptions as to projections of future events and operating performance, and consideration of market conditions. Payment of the additional consideration, if any, is due during the third quarter of 2018. As of December 31, 2017, the fair value of contingent consideration of $956,000 is included in Accrued other liabilities in the Consolidated Balance Sheets.

Based on the fair value measurement of the assets acquired and liabilities assumed, the Company paid a premium over the fair value of the net tangible and identified intangible assets acquired, resulting in goodwill of approximately $9,906,000. The purchase price of the Annese acquisition was finalized in December 2017 resulting in a decrease of $1,550,000. The premium paid is attributed to Annese’s presence in the business communications industry and its growth potential. Goodwill recognized is deductible for income tax purposes.

Since the acquisition date of July 14, 2017, $36,385,000 of revenue and $1,648,000 of net income are included in the accompanying consolidated statements of income for the year ended December 31, 2017.

As a result of the acquisition, a portion of the consideration, approximately $2,776,000, was placed in an escrow account. The funds in the escrow account are to secure the sellers’ and the Company’s indemnification obligations in the purchase agreement and for any post-closing purchase price adjustments. On December 18, 2017, the purchase price escrow of $200,000 was released to the Company. The remaining funds held in escrow of $2,576,000 after settlement of indemnification claims of the buyer will be paid to the sellers at a future date and are included in cash consideration paid in the table below.

The fair value of accounts receivable was adjusted for approximately $2,323,000 for amounts not expected to be collected.

SPS Holdco, LLC

On August 16, 2017, the Company, through its subsidiary ConvergeOne, acquired SPS Holdco, LLC (“SPS”) for cash consideration of $51,125,000. The Company incurred transaction costs of $581,000 related to the acquisition and included the amount in transaction costs on the consolidated statements of income for the year ended December 31, 2017.

Based on the fair value measurement of the assets acquired and liabilities assumed, the Company paid a premium over the fair value of the net tangible and identified intangible assets acquired, resulting in goodwill of approximately $18,834,000. The purchase price of the SPS acquisition was finalized in December 2017 resulting in a decrease of $8,000,000. The premium paid is attributed to SPS’s presence in the business communications industry and its growth potential. Goodwill recognized is deductible for income tax purposes.

Since the acquisition date of August 16, 2017, $91,576,000 of revenue and $1,410,000 of net loss are included in the accompanying consolidated statements of income for the year ended December 31, 2017.

As a result of the acquisition, a portion of the consideration, approximately $8,000,000, was placed in an escrow account for any post-closing purchase price adjustments. On December 18, 2017, the full amount of the escrow of $8,000,000 was released to the Company.

The fair value of accounts receivable was adjusted for approximately $3,148,000 for amounts not expected to be collected.

Rockefeller Group Technology Solutions, Inc.

On September 15, 2017, the Company, through its subsidiary ConvergeOne, acquired Rockefeller Group Technology Solutions, Inc. (“RGTS”) for cash consideration of $20,862,000. The Company incurred transaction costs of $612,000 related to the acquisition and included the amount in transaction costs on the consolidated statements of income for the year ended December 31, 2017.

Based on the fair value measurement of the assets acquired and liabilities assumed, the Company paid a premium over the fair value of the net tangible and identified intangible assets acquired, resulting in goodwill of approximately $5,471,000. The purchase price of the RGTS acquisition was finalized in January 2018 resulting in an increase of $10,000. The premium paid is attributed to RGTS’s presence in the business communications industry and its growth potential. Goodwill recognized is deductible for income tax purposes.

Since the acquisition date of September 15, 2017, $8,242,000 of revenue and $192,000 of net income are included in the accompanying consolidated statements of income for the year ended December 31, 2017.

As a result of the acquisition, a portion of the consideration, approximately $2,200,000, was placed in an escrow account. The total escrow is included in cash consideration paid in the table below. The funds in the escrow account are to secure the sellers’ and the Company’s indemnification obligations in the purchase agreement and for any post-closing purchase price adjustments. In January 2018, the purchase price escrow of $600,000 was released to the sellers. The remaining funds held in escrow after settlement of indemnification claims of the buyer will be paid to the sellers at a future date and are included in cash consideration paid in the table below.

The fair value of accounts receivable was adjusted for approximately $565,000 for amounts not expected to be collected.

AOS, Inc.

On December 15, 2017, the Company, through its subsidiary ConvergeOne, acquired AOS, Inc. (“AOS”) for cash consideration of $65,859,000. The Company incurred transaction costs of $459,000 related to the acquisition and included the amount in transaction costs on the consolidated statements of income for the year ended December 31, 2017.

The acquisition fair value measurement is preliminary and subject to completion of the valuation of AOS and further management reviews and assessments of the preliminary fair value of the assets acquired and liabilities assumed. The adjustments arising from the completion of the outstanding matters may materially affect the preliminary purchase accounting. The purchase price allocation will be finalized as soon as practicable within the measurement period, but not later than one year following the acquisition date.

Based on the preliminary fair value measurement of the assets acquired and liabilities assumed, the Company paid a premium over the fair value of the net tangible and identified intangible assets acquired, resulting in preliminary goodwill of approximately $40,460,000. The premium paid is attributed to AOS’s presence in the business communications industry and its growth potential. Goodwill recognized is deductible for income tax purposes.

Since the acquisition date of December 15, 2017, $12,802,000 of revenue and $1,275,000 of net income are included in the accompanying consolidated statements of income for the year ended December 31, 2017.

As a result of the acquisition, a portion of the consideration, approximately $1,945,000, was placed in an escrow account. The total escrow is included in cash consideration paid in the table below. The funds in the escrow account are to secure the sellers’ and the Company’s indemnification obligations in the purchase agreement and for any post-closing purchase price adjustments. The funds held in escrow after settlement of indemnification claims of the buyer will be paid to the sellers at a future date.

The fair value of accounts receivable was adjusted for approximately $500,000 for amounts not expected to be collected.

The following summarizes the fair value of the assets acquired and liabilities assumed (in thousands) for acquisitions completed in 2017:

	Annese	SPS	RGTS	AOS	Total
Assets Acquired:
Cash	$92	$8,426	$—	$10,886	$19,404
Trade accounts receivable	12,321	34,543	1,685	22,321	70,870
Inventories	3,161	6,264	20	3,057	12,502
Prepaid expenses	2,492	1,823	1,501	645	6,461
Deferred customer support contract costs	—	14,366	—	—	14,366
Deferred income taxes	1,326	10,448	—	—	11,774
Property and equipment	960	15,146	4,394	1,417	21,917
Goodwill	9,906	18,834	5,471	40,460	74,671
Customer relationships	7,418	25,985	8,131	19,300	60,834
Trademarks	514	804	—	1,350	2,668
Noncompetition agreements	—	—	465	1,500	1,965

Total assets acquired	38,190	136,639	21,667	100,936	297,432

Liabilities Assumed:
Accounts payable and accrued expenses	(11,135)	(51,376)	(805)	(33,210)	(96,526)
Customer deposits	(29)	(7,547)	—	(1,867)	(9,443)
Deferred revenue	(1,587)	(26,591)	—	—	(28,178)

Total liabilities assumed	(12,751)	(85,514)	(805)	(35,077)	(134,147)

Net assets acquired	$25,439	$51,125	$20,862	$65,859	$163,285

The expected lives of the acquired amortizable intangible assets are five years for customer relationships, two years for trademarks and 2-3 years for noncompetition agreements. See Note 10 for further discussion of the fair value of the acquired tangible and intangible assets.

Deferred income tax assets acquired relate primarily to deferred revenue.

The fair value measurements for AOS are preliminary including the fair value of tangible assets, intangible assets subject to amortization, goodwill, liabilities assumed, and deferred income taxes. The fair value measurements for Annese, SPS and RGTS were final at December 31, 2017, with the exception of the fair value of accounts receivable, inventory excess and obsolescence reserves, accrued expenses, and deferred income taxes. We expect the fair value measurement process to be completed no later than one year from the acquisition date. Purchase price and fair value adjustments to preliminary amounts were made during the fourth quarter of 2017 as follows:

	Annese	SPS	RGTS
Net assets acquired as at September 30, 2017	$30,033	$59,125	$20,852
Purchase price and fair value adjustments:
Increase (decrease):
Current assets	(480)	(4,710)	(206)
Property and equipment	—	(5,209)	31
Goodwill	(7,803)	(4,594)	(3,715)
Intangible assets	2,193	4,899	4,000
(Increase) decrease:
Current liabilities	170	(8,834)	(100)
Deferred income taxes	1,326	10,448	—

	(4,594)	(8,000)	10

Net assets acquired as at December 31, 2017	$25,439	$51,125	$20,862

Unaudited Pro-Forma Information

Following are the supplemental consolidated results of the Company on an unaudited pro forma basis, as if the 2017 acquisitions had been consummated on January 1, 2016 for the year ended December 31, 2016 and 2017 (in thousands):

	Year Ended December 31,
	2017	2016
Revenue	$1,307,148	$1,414,520
Net (loss) income	$(21,915)	$3,960

These pro forma results were based on estimates and assumptions, which the Company believes are reasonable. They are not the results that would have been realized had the Company been a combined company during the periods presented and are not necessarily indicative of consolidated results of operations in future periods. The pro forma results include adjustments primarily related to purchase accounting adjustments.

2015 Acquisitions

SIGMAnet, Inc.

On December 4, 2015, the Company, through its subsidiary Solutions, acquired SIGMAnet for cash consideration of $47,851,000. The acquisition was accounted for as a business combination. Accordingly, the purchase price was allocated to the assets acquired and liabilities assumed based on the estimated fair values at the acquisition date as determined by the Company’s management, using information currently available and current assumptions as to projections of future events and operating performance, and consideration of market conditions.

The Company paid a premium over the fair value of the net tangible and identified intangible assets acquired, resulting in goodwill recorded of $27,820,000. The premium paid is attributed to SIGMAnet’s presence in the business communications industry and its growth potential. Goodwill recognized is deductible for income tax purposes. The results of the acquisition are included in the accompanying consolidated statements of income from the acquisition date forward.

As of December 31, 2015, the purchase price was allocated on a preliminary basis to the tangible and identifiable intangible assets acquired and the liabilities assumed based on the estimated fair values at the acquisition date, as determined by the Company’s management, based upon information currently available, current assumptions as to future operations, and consideration of market conditions. Due to the timing of the acquisition, the Company did not complete the final purchase price allocation until 2016. Adjustments to the preliminary amounts during the measurement period, which were the result of information that existed as of the acquisition date, were recognized prospectively. The adjustments resulted in an increase in goodwill of $13,634,000, a decrease in finite-life intangibles of $12,567,000, a decrease in tangible assets of $1,345,000, and an increase in accounts payable and accrued expenses of $787,000. The impact on the consolidated statement of income was a decrease in cost of revenue of $157,000 and a decrease in operating expenses of $60,000 and an increase in income before income taxes of $217,000.

As a result of the acquisition, a portion of the consideration, $2,925,000, was placed in an escrow account. All of the escrow was released to the sellers in 2016 and is included in cash consideration paid in the table below.

The fair value of accounts receivable was adjusted for approximately $2,202,000 for amounts not expected to be collected.

Sunturn, Inc.

On May 19, 2015, the Company, through its subsidiary NACR, acquired all of the outstanding stock of Sunturn for cash consideration of $8,744,000. The acquisition was accounted for as a business combination. Accordingly, the purchase price has been allocated to the assets acquired and liabilities assumed based on the estimated fair values at the acquisition date as determined by the Company’s management, using information currently available and current assumptions as to projections of future events and operating performance, and consideration of market conditions.

The Company paid a premium over the fair value of the net tangible and identified intangible assets acquired, resulting in goodwill recorded of $2,813,000. The premium paid is attributed to Sunturn’s presence in the business communications industry and its growth potential. Goodwill recognized is deductible for income tax purposes. The results of the acquisition are included in the accompanying consolidated statements of income from the acquisition date forward.

During 2016, the Company settled the working capital adjustment provision of the purchase agreement with the sellers resulting in an increase in goodwill of $650,000.

The fair value of accounts receivable was adjusted for approximately $95,000 for amounts not expected to be collected.

MSN Communications, Inc.

On May 19, 2015, the Company, through its subsidiary Solutions, acquired all of the outstanding stock of MSN for cash consideration of $18,817,000. The acquisition was accounted for as a business combination. Accordingly, the purchase price has been allocated to the assets acquired and liabilities assumed based on the estimated fair values at the acquisition date as determined by the Company’s management, using information currently available and current assumptions as to projections of future events and operating performance, and consideration of market conditions.

The Company paid a premium over the fair value of the net tangible and identified intangible assets acquired, resulting in goodwill recorded of $6,971,000. The premium paid is attributed to MSN’s presence in the business communications industry and its growth potential. Goodwill recognized is deductible for income tax purposes. The results of the acquisition are included in the accompanying consolidated statements of income from the acquisition date forward.

During 2016, the Company settled the working capital adjustment provision of the purchase agreement with the sellers resulting in an increase in goodwill of $172,000, which was accounted for prospectively. In addition, the Company finalized the fair value determination of accounts payable and accrued expenses as of the acquisition date, which was accounted for prospectively. The final determination of accounts payable and accrued expenses resulted in a decrease in goodwill of $237,000.

The fair value of accounts receivable was adjusted for approximately $805,000 for amounts not expected to be collected.

The following summarizes the estimated fair value of the assets acquired and liabilities assumed (in thousands) for acquisitions completed in 2015:

	Sigmanet	Sunturn	MSN	Total
Assets Acquired:
Cash	$6,537	$1,038	$1,035	$8,610
Trade accounts receivable	27,206	5,899	17,459	50,564
Inventories	1,055	—	—	1,055
Prepaid expenses	167	144	191	502
Deferred income taxes	363	—	—	363
Property and equipment	1,973	312	700	2,985
Goodwill	27,820	2,813	6,971	37,604
Customer relationships	10,336	4,482	11,493	26,311
Trademarks	1,842	199	757	2,798
Noncompetition agreements	164	86	351	601

Total assets acquired	77,463	14,973	38,957	131,393

Liabilities Assumed:
Accounts payable and accrued expenses	(28,462)	(5,429)	(17,818)	(51,709)
Customer deposits	(1,072)	(800)	(2,322)	(4,194)
Deferred revenue	(78)	—	—	(78)

Total liabilities assumed	(29,612)	(6,229)	(20,140)	(55,981)

Net assets acquired	$47,851	$8,744	$18,817	$75,412